Document and Entity Information	3 Months Ended
Mar. 31, 2018
Entity Information [Line Items]
Document Fiscal Period Focus	Q1
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Entity Registrant Name	BOYD GAMING CORP
Entity Central Index Key	0000906553
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Amendment Flag	false